Postretirement Benefits - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2016	Sep. 25, 2015	Sep. 26, 2014	Dec. 30, 2016
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plans expense	$ 2,817	$ 2,741	$ 3,162
Multi-employer Pension Plan
Multiemployer Plans [Line Items]
Liability	6,507	6,778		$ 6,438
Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss amortized from AOCL into net periodic benefit cost over next fiscal year	1,303
Employer contributions	411	$ 1,103
Estimated employer contributions in next fiscal year	$ 575
Pension Plan | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Policy target allocation	60.00%
Pension Plan | Debt securities
Defined Benefit Plan Disclosure [Line Items]
Policy target allocation	40.00%